Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (unaudited)
Quarterly Financial Data (unaudited)

The following represents summarized unaudited quarterly financial data of the Company which, in the opinion of management, reflects adjustments (comprising only normal recurring accruals) necessary for fair presentation, note that certain balances may not cross foot due to rounding:

	Three Months Ended
(in thousands, except per share amounts)	December 31	September 30	June 30	March 31

2014
Interest income	$27,493	$27,001	$25,981	$25,307
Interest expense	1,875	2,146	1,986	1,972
Net interest income	25,618	24,855	23,995	23,335
Provision for loan losses	2,650	2,100	1,100	900
Noninterest income	7,519	7,629	7,495	7,078
Net gains (losses) on sales of securities	(119)	26	—	11
Noninterest expense	22,369	22,376	23,021	22,782
Provision for federal income taxes	2,559	2,507	2,288	1,787
Net income	5,559	5,501	5,081	4,944
Net income per share:
Basic	$0.39	$0.39	$0.36	$0.35
Diluted	0.38	0.38	0.35	0.34

2013
Interest income	$25,403	$24,866	$24,612	$24,445
Interest expense	2,074	1,999	2,013	2,110
Net interest income	23,329	22,867	22,599	22,335
Provision for loan losses	1,575	1,200	1,800	2,300
Noninterest income	7,965	7,516	7,334	7,375
Net gains (losses) on sales/calls of securities	643	—	(9)	30
Noninterest expense	22,737	22,443	22,360	22,329
Provision for federal income taxes	2,091	2,064	1,725	1,436
Net income	4,891	4,676	4,048	3,645
Net income per share:
Basic	$0.34	$0.33	$0.28	$0.26
Diluted	0.34	0.32	0.28	0.26